Share Capital (Details Narrative) - Evergreen Merger Corporation [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares authorized	499,000,000	499,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member]
Common stock, shares authorized	479,000,000
Common stock, par value	$ 0.0001
Common Class B [Member]
Common stock, shares authorized	20,000,000
Common stock, par value	$ 0.0001